Revenue (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue [Line Items]
Total	$ 1,477,826	$ 2,927,460	$ 2,092,575
Kellplant Proprietary Ltd [Member]
Schedule of Revenue [Line Items]
Total	129,680	1,510,830	1,466,825
Kelltechnology SA Proprietary Ltd [Member]
Schedule of Revenue [Line Items]
Total	684,407	1,344,039	625,750
Consulting and management fee with affiliated companies [Member]
Schedule of Revenue [Line Items]
Total	814,087	2,854,869	2,092,575
Non-affiliated company revenue [Member]
Schedule of Revenue [Line Items]
Total	$ 663,739	$ 72,591